INTANGIBLE ASSETS, NET (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of intangible assets

Intangible assets, net, consisted of the following as of:

	March 31, 2021
				Remaining
	Gross		Net	weighted average
	carrying	Accumulated	carrying	amortization
	amount	amortization	value	period
Trade name	$3,900,000	$(314,516)	$3,585,484	13.8
Host relationships	41,500,000	(4,183,468)	37,316,532	10.8
Customer relationships	19,000,000	(4,941,532)	14,058,468	3.5
Developed Technology	11,800,000	(951,613)	10,848,387	13.8
	$76,200,000	$(10,391,129)	$65,808,871

	December 31, 2020
				Remaining
				weighted
	Gross		Net	average
	carrying	Accumulated	carrying	amortization
	amount	amortization	value	period
Trade name	$3,900,000	$(249,516)	$3,650,484	14.0
Host relationships	41,500,000	(3,318,884)	38,181,116	11.0
Customer relationships	19,000,000	(3,920,282)	15,079,718	3.8
Developed Technology	11,800,000	(754,947)	11,045,053	14.0
	$76,200,000	$(8,243,629)	$67,956,371

	2020
	Gross carrying amount	Accumulated amortization	Net carrying value	Weighted average amortization period
Trade name	$3,900,000	$(249,516)	$3,650,484	14.0
Host relationships	41,500,000	(3,318,884)	38,181,116	11.0
Customer relationships	19,000,000	(3,920,282)	15,079,718	3.8
Developed Technology	11,800,000	(754,947)	11,045,053	14.0
	$76,200,000	$(8,243,629)	$67,956,371

	2019
	Gross carrying amount	Accumulated amortization	Net carrying value
Customer relationships	$3,700,000	$(1,309,699)	$2,390,301
Trade name	475,000	(168,137)	306,863
	$4,175,000	$(1,477,836)	$2,697,164

Summary of aggregate future amortization of amortizable intangible assets

Aggregate future amortization of amortizable intangible assets for the next five years subsequent to December 31, 2020 and thereafter is as follows:

For the Year Ended	Trade Name	Host Relationship	Customer Relationship	Developed Technology
2021	$260,000	$3,458,333	$4,085,000	$786,667
2022	260,000	3,458,333	4,085,000	786,667
2023	260,000	3,458,333	4,085,000	786,667
2024	260,000	3,458,333	2,717,460	786,667
2025	260,000	3,458,333	107,258	786,667
Thereafter	2,350,484	20,889,451	—	7,111,718
	$3,650,484	$38,181,116	$15,079,718	$11,045,053